Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Net operating losses of federal and state	$ 16,400,000	$ 11,900,000
Operating loss carryforward expiration term	Will expire from 2030 to 2037
Ownership percentage	50.00%
Income tax limitations, description	The Section 382 limitation will be approximately $500,000 a year.
Amended Filing [Member]
Net operating losses of federal and state	$ 11,900,000